Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Compensation and related benefits	$ 2,099	$ 1,631	$ 873
Research and development	3,763	658	153
Offering costs	220
Professional services and other	203	314	59
Accrued expenses and other current liabilities	$ 6,285	$ 2,603	$ 1,085